Fair Value of Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2025
Fair Value Disclosures [Abstract]
Schedule of financial assets carried at fair value	The following tables set forth the Company’s financial assets carried at fair value categorized using the lowest level of input applicable to each financial instrument as of September 30, 2025 (in thousands):

	September 30, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$120,457	$—	$—	$120,457
Total assets	$120,457	$—	$—	$120,457